11. INCOME TAXES (Detials 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Non-capital loss carry forward	$ 20,423,498	$ 18,940,044
Resource expenditures	9,278,934	9,116,317
Equipment	144,776	127,684
Share issue and legal costs	149,596	248,806
Other	349,379	317,704
Deferred Tax Assets, Gross	30,346,183	28,750,555
Valuation allowance	(23,973,665)	(22,362,426)
Net deferred income tax assets	6,372,518	6,388,129
Deferred income tax liabilities:
Mineral property interests	(13,713,034)	(16,110,513)
Net deferred income tax liabilities	(13,713,034)	(16,110,513)
Net deferred income tax liabilities	$ (7,340,516)	$ (9,722,384)